Financial Instruments and Financial Risk Management - Schedule of Warrant Sensitivity Analysis (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Warrants issued at the Social Proxy Transaction [Member] | Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%
Discount rate movement	2.00%
Warrants issued at the Social Proxy Transaction [Member] | Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%
Discount rate movement	2.00%
Warrants Issued at the Fund-Raising [Member] | Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%
Warrants Issued at the Fund-Raising [Member] | Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility movement	5.00%